Summary of Significant Accounting Policies (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Oct. 04, 2023
Summary of Significant Accounting Policies [Line Items]
Cash balance	$ 79,815	$ 57,290	$ 411,711
Partners' Capital Account, Units (in Shares)				75,000
Maturity date		180 days
Held in trust account	27,910,976		81,039,102
Dividends earned on cash	1,762,208		1,107,852
Held in trust account		$ 28,508,214	81,039,102
Dividend income		$ 2,134,446
Dividends earned on cash and cash equivalents			$ 1,107,852
Promissory Note [Member]
Summary of Significant Accounting Policies [Line Items]
Drawn from Company’s promissory note	$ 75,000
Government Treasury Bills [Member]
Summary of Significant Accounting Policies [Line Items]
Maturity date	180 days